Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Statement of compliance
A.	Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2025 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on August 18, 2026.

Use of estimates and judgments
B.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

Change in Accounting Estimate – Utilization of excess unrecognized financing expenses carried forward to subsequent years

The Company’s 51% indirectly owned subsidiary in Spain, Talasol Solar S.L, recognizes a tax asset for the excess financing expenses available for future utilization, to the extent it is probable that sufficient future taxable income will be available for such utilization. During the reporting period, the Company updated its financial forecasts.

Following this update, the Company revised its estimate regarding the timing and extent of expected utilization of the excess financing expenses. The change in estimate has been accounted for prospectively, in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors), resulting in a decrease approximately €2.4 million to the amount recognized in respect of the deferred tax asset related to the utilization of the excess financing expenses, based on the updated forecasts.